INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 46,749	[1]		$ 77,708	[1],[2]	$ 79,536	[2]
Accumulated Amortization	41,356	[3]		70,851	[3],[4]	64,462	[4]
Intangible assets, net	5,393			6,857		15,074
Amortization of intangible assets	900		$ 2,100	6,400		$ 10,100
Expected amortization expense of the existing intangible assets
Less than one year	1,651			2,860
In two years	1,726			1,929
In three years	1,449			1,501
In four years	411			411
In five years	125			125
Thereafter	31			31
Expected amortization expense	5,393			6,857
Impairment of intangible assets	$ 531		$ 281	$ 1,800
Investment management contracts
Intangible assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 1 month			2 years 5 months		3 years 2 months
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 40,405	[1]		$ 71,113	[1],[2]	$ 72,941	[2]
Accumulated Amortization	37,527	[3]		67,040	[3],[4]	61,723	[4]
Intangible assets, net	$ 2,878			$ 4,073		$ 11,218
Referral Agreement
Intangible assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years 6 months			3 years 9 months		4 years 9 months
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 3,810	[1]		$ 3,810	[1],[2]	$ 3,810	[2]
Accumulated Amortization	2,286	[3]		2,096	[3],[4]	1,334	[4]
Intangible assets, net	$ 1,524			$ 1,714		$ 2,476
Non-compete agreements
Intangible assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years			2 years 2 months		3 years 2 months
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 1,284	[1]		$ 1,535	[1],[2]	$ 1,535	[2]
Accumulated Amortization	917	[3]		1,122	[3],[4]	936	[4]
Intangible assets, net	$ 367			$ 413		$ 599
Trade name
Intangible assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years			5 years 2 months		6 years 4 months
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 1,250	[1]		$ 1,250	[1],[2]	$ 1,250	[2]
Accumulated Amortization	626	[3]		593	[3],[4]	469	[4]
Intangible assets, net	$ 624			$ 657		$ 781

[1]	Gross carrying amounts as of March 31, 2016 have been reduced to reflect fully impaired and amortized assets
[2]	Gross carrying amounts have been adjusted for impaired assets as of the date presented.
[3]	During the three months ended March 31, 2016 and 2015, the Company recorded amortization expense on its intangible assets of $0.9 million and $2.1 million, respectively.
[4]	During the years ended December 31, 2015 and 2014, the Company recorded amortization expense on its intangible assets of $6.4 million and $10.1 million, respectively.